As filed with the Securities and Exchange Commission on May 2, 2005
                                                     Registration No. 33-7190
                                     Investment Company Act File No. 811-4750

=============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                         ----------------------------

                                  FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                     POST-EFFECTIVE AMENDMENT NO. 34                 /X/

                                     and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                             AMENDMENT NO. 37                        /X/

                       FENIMORE ASSET MANAGEMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                            384 North Grand Street
                                 P.O. Box 399
                          Cobleskill, New York 12043
                   (Address of Principal Executive Offices)

                 Registrant's Telephone Number: 800-453-4392

                       --------------------------------

                          Patrick W.D. Turley, Esq.
                                 Dechert LLP
                             1775 I Street, N.W.
                            Washington, D.C. 20006
                   (Name and Address of Agent for Service)

                                  Copies to:
                               Thomas O. Putnam
                            384 North Grand Street
                          Cobleskill, New York 12043

                       --------------------------------

         It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                       --------------------------------

                                     FAM
                     VALUE FUND [LOGO] EQUITY-INCOME FUND


                                  [GRAPHIC]

           The Securities and Exchange Commission has not approved
         or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary
                            is a criminal offense.


                            INVESTOR CLASS SHARES
                                  PROSPECTUS


                                 May 2, 2005

                              Table of Contents


Risk/Return Summary and Fund Expenses                                       1
   Investment Objectives                                                    1
   Principal Investment Strategies                                          1
   Principal Investment Risks                                               1
   Who May Want to Invest?                                                  2
   Fund Performance                                                         2
     Bar Charts                                                             2
     Best Quarter/Worst Quarter                                             3
     Performance Table                                                      3
   Fees and Expenses of the Funds                                           4
     Expense Example                                                        4

Investment Objectives, Principal Investment Strategies, and Risks           5
   Investment Objectives                                                    5
   Principal Investment Strategies                                          5
   Principal Risks                                                          6
   Other Investment Techniques                                              6

Fund Management                                                             7
   The Investment Advisor                                                   7
   Portfolio Managers                                                       7


Shareholder Information                                                     8
   Pricing Fund Shares                                                      8
   Householding of Shareholder Mailings                                     8
   Purchasing and Adding to Your Shares                                     8
     Important Information About Procedures
      for Opening an Account                                                9
     Account Minimums                                                       9
     Automatic Investment Plan                                             10
     Wire Instructions                                                     10
     IRA and Retirement Accounts                                           11
     Purchases Through Selected Dealers                                    11
   Instructions for Redemption of Shares                                   11
     Definition of Good Order                                              12
     Signature Guarantees                                                  12
     Systematic Withdrawal Plan                                            13
   Information on Distribution and Taxes                                   13
     Tax Information                                                       14


Financial Highlights                                                       16
   FAM Value Fund                                                          16
   FAM Equity-Income Fund                                                  17

Privacy Policy                                                             18

To Obtain Additional Information                            Inside Back Cover

Risk/Return Summary and Fund Expenses                                  [LOGO]


Investment Objectives

FAM Value Fund's investment objective is to maximize long-term total return on capital.

FAM Equity-Income Fund has the investment objective of providing current income, as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends. This Fund distributes its income on a quarterly basis.


Principal Investment Strategies

Fenimore Asset Management, Inc., ("FAM" or "Fenimore") the investment adviser to each Fund employs a 'value approach' in making its common stock selections. This approach is based on FAM's belief that at any given point in time the stock price of a company may sell below the company's 'true business worth.' Factors considered in evaluating the true business worth include the company's current earnings and FAM's opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, FAM plans to invest in such securities until the 'true business worth' nears the market price of the company's securities.

      Some of the securities in which the Funds invest are issued by smaller and newer companies which may not be well known to the general public or may not have strong institutional ownership or recognition. Before investing in these smaller companies (which generally have market capitalizations of between $100 million and $1.5 billion), FAM places considerable emphasis upon evaluating the company's management through personal conversations and/or meetings with company officials. Conversations and meetings of this type continue throughout FAM's interest in the company.

      Under normal market conditions, the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.


Principal Investment Risks

The principal risks of investing in the Funds are: stock market risk, stock selection risk, and small-cap risk.

Stock market risk refers to the fact that the value of stocks fluctuate in response to the activities of individual companies and to general stock market and economic conditions. As a result, the value of your investment in either Fund will fluctuate in response to stock market conditions and you could, therefore, lose money on your investment in a Fund or your investment in a Fund could underperform other investments.

Stock selection risk refers to the fact that FAM utilizes a 'value approach' to stock selection, as discussed above, and there is risk that the stocks selected by FAM may not realize their intrinsic value, or their price may go down over time.

Small-cap risk refers to the fact that FAM often focuses on the stocks of smaller companies for certain of each Fund's investments. The stock prices of these small-cap companies can fluctuate more than the stocks of larger companies and they may not correspond to changes in the stock market in general.

Risk/Return Summary and Fund Expenses                                  [LOGO]


Who May Want to Invest?

Consider investing in FAM Value Fund or FAM Equity-Income Fund if you:

   o are investing for long-term goals

   o want potential capital appreciation and are willing to accept higher risk associated with investing in stocks

   o want professional portfolio management

FAM Funds are not appropriate for anyone:

   o whose intention is to capitalize on short-term fluctuations, or who would sell their Fund shares due to short-term market fluctuations

   o seeking safety of principal

We discourage short-term speculators and market timers from investing in FAM Funds.

Excessive trading in and out of a fund may be harmful to existing shareholders by potentially increasing expenses as a result of disrupting portfolio management strategies. If you engage in frequent trading, your trading privileges may be suspended or terminated. As with all purchases into FAM Funds, we reserve the right to reject transactions which we deem may be harmful to existing shareholders.

As with all mutual funds, there is no guarantee that FAM Value Fund or FAM Equity-Income Fund will achieve its goals.


Fund Performance

The Performance Bar Charts below show the FAM Funds' Investor Class shares actual performance for each calendar year since 1995 for FAM Value Fund and since FAM Equity-Income Fund was established in 1996. It indicates risk by illustrating how much returns can differ from one year to the next. As always, keep in mind that a Fund's past performance (before and after taxes) is no indication of what future returns will be.

FAM VALUE FUND
1995    19.7%
1996    11.2%
1997    39.1%
1998     6.2%
1999    -4.8%
2000    19.2%
2001    15.1%
2002    -5.3%
2003    24.9%
2004    16.8%

FAM EQUITY-INCOME FUND
1997    26.9%
1998     4.7%
1999    -7.0%
2000    17.2%
2001    20.8%
2002    -2.3%
2003    20.3%
2004    14.0%

Risk/Return Summary and Fund Expenses                                  [LOGO]


Best Quarter/Worst Quarter

A Fund can also experience performance swings, as shown in the following tables which show the best and worst calendar quarter returns for Investor Class Shares during the years depicted in the chart.

FAM VALUE FUND
Best Quarter:    3rd Qtr. 1997      16.98%
Worst Quarter:   3rd Qtr. 1998     -15.18%

FAM EQUITY-INCOME FUND
Best Quarter:    2nd Qtr. 1999      13.20%
Worst Quarter:   1st Qtr. 1999     -10.65%


Performance Table

This table shows the risks of investing in the Funds by comparing how the Investor Class shares' average annual returns (before and after taxes) for the periods of one year, five years, ten years and since inception (as applicable) compare to those of the Russell 2000 Index. This index is the Funds' primary comparative index and is an unmanaged index that measures the performance of the 2,000 smallest of the 3,000 largest publicly traded companies based on total market capitalization.

                         AVERAGE ANNUAL TOTAL RETURN
                  (for the periods ending December 31, 2004)

FAM VALUE FUND
                                           1 YEAR       5 YEARS     10 YEARS

Return before taxes                        16.86%        13.68%       13.53%
Return after taxes on distributions*       16.25%        12.54%       12.33%
Return after taxes on distributions
  and sale of fund shares*                 11.59%        11.47%       11.53%
Russell 2000                               18.33%         6.61%       11.53%

FAM EQUITY-INCOME FUND
                                                                      SINCE
                                                                    INCEPTION
                                           1 YEAR       5 YEARS      4/1/96

Return before taxes                        14.04%        13.70%       11.68%
Return after taxes on distributions*       13.53%        12.77%       10.59%
Return after taxes on distributions
  and sale of fund shares*                  9.30%        11.43%        9.64%
Russell 2000                               18.33%         6.61%       11.53%

*The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Risk/Return Summary and Fund Expenses                                  [LOGO]


Fees and Expenses of the Funds

This table describes the fees and expenses that you pay if you buy and hold Investor Class shares of the Funds.

                               SHAREHOLDER FEES
                  (fees paid directly from your investment)

                    FAM VALUE FUND FAM EQUITY-INCOME FUND

Maximum sales charge (load) on purchase          none              none
Maximum deferred sales charge (load)             none              none
Redemption fee                                   none*             none*

*Shareholders requesting redemption proceeds to be wired will incur an $8 wire fee.


                        ANNUAL FUND OPERATING EXPENSES
                (expenses that are deducted from Fund assets)

                                                                    FAM
                                           FAM VALUE FUND      EQUITY-INCOME
                                                                    FUND

Management Fees*                               1.00%                1.00%
Distribution and Service (12b-1) Fees          none                 none
Other expenses**                               0.20%                0.27%
Total annual fund operating expenses**         1.20%                1.27%

*FAM has entered into a voluntary agreement with FAM Value Fund and FAM Equity-Income Fund to limit the Management Fee for each of the Funds through December 31, 2006 to 0.95% of each respective Fund's average daily net assets in excess of $1 billion.

**FAM has entered for the current fiscal year into a contractual agreement with FAM Value Fund and FAM Equity-Income Fund to limit the total operating expenses of each Fund's Investor Class shares, respectively, to 1.28% and 1.40% of its average daily net assets. Each of these expense limitations are reviewed and agreed upon by the board's independent trustees.



 Use this table to compare fees and expenses of the Funds with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay and assumes the following:

   o a $10,000 investment

   o 5% annual return

   o redemption at the end of each period

   o no change in the Fund's operating expenses

   o reinvestment of dividends and capital gains

                                  EXPENSE EXAMPLE

                             1       3       5      10
                           YEAR    YEARS   YEARS   YEARS

FAM Value Fund             $122    $381    $660   $1,455
FAM Equity-Income Fund     $129    $403    $697   $1,534

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Investment Objectives

FAM Value Fund seeks to maximize long-term total return on capital.

FAM Equity-Income Fund seeks to provide current income as well as long-term capital appreciation by investing primarily in income-producing equity securities. This Fund distributes its income on a quarterly basis.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund's shareholders.


Principal Investment Strategies

FAM's investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham, whose book Security Analysis provides the foundation for value investing, FAM is categorized as a bottom-up manager. As such, FAM focuses on identifying, analyzing, and selecting individual companies that meet FAM's long-term growth expectation.

      Under normal market conditions the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stock.

      For temporary defensive purposes, the Funds may invest all of their assets in fixed-income securities. Generally, the Funds only intend to invest in fixed-income securities when, in FAM's opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-income securities are considered a good alternative. During such temporary periods the Funds might not achieve their stated investment objectives.

Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Fund's investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

      The value of your investment will go up and down, which means that you could lose money. You should consider an investment in the FAM Funds as a long-term investment.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Other Investment Techniques

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in securities of issuers that do not have quoted markets. In addition, the Funds may invest in the shares of other investment companies and the Funds may also invest in the common stocks of real estate investment trusts. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds' Statement of Additional Information.

Fund Management                                                        [LOGO]


The Investment Advisor


The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., ('Fenimore'), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore's principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore's investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., each Fund's shareholder servicing agent and Fenimore Securities, Inc., each Fund's principal underwriter.



Portfolio Managers


Mr. Putnam co-manages both FAM Value Fund and FAM Equity-Income Fund.
The co-managers share equally in the day-to-day management of each respective Fund's investment portfolio.


     John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam. Mr. Fox is employed by Fenimore as Investment Research Analyst and has been actively involved in research activities since he joined the firm in 1996.

     Paul C. Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr. Putnam. He is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991.


      Additional information about the portfolio managers' compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.


     Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.


      As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 1% per annum of the average daily market value of its net assets.


     FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. This Code of Ethics complies in all material respects with the recommendations set forth in the 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

Shareholder Information                                                [LOGO]


Pricing Fund Shares

The share price (also called "Net Asset Value" or NAV per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in a Fund's portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund's portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.


Householding of Shareholder Mailings


To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the Shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.



Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate fund. FAM does not accept third party checks. Please be sure to provide your Social Security or taxpayer identification number. Cash will not be accepted. Any applications received not following the above guidelines will be returned.

      The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the Net Asset Value (NAV) determined on your trade date.

      FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this Prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM.

      All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

Shareholder Information                                                [LOGO]



Important Information About Procedures for Opening an Account


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

      What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number or other identifying number.

      You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.


Account Minimums

To begin an investment in FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50.

                         MINIMUM INITIAL INVESTMENTS

                                                                     FAM
                                             FAM VALUE FUND*    EQUITY-INCOME
                                                                     FUND*

To open a new account                            $500               $2,000
To open a new retirement account
 IRA, Roth IRA, SEP, SIMPLE Plan,
 Coverdell Education IRA, or 403(b)(7)           $100                 $500
To open a Uniform Transfer to Minors (UTMA)
 or Uniform Gift to Minors (UGMA) account        $500               $2,000
To open a new account through our
 Automatic Investment Program*                   $500               $2,000

*FAM's Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

Shareholder Information                                                [LOGO]


Automatic Investment Plan

FAM Funds offer an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder's account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder's Fund account in case of returned items.
NOTE: Individual Retirement Account ("IRA") contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the fund.


Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 P.M. in order for the purchase to be made that same business day.

WIRE INSTRUCTIONS

VALUE FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 000 6565
FAM Value Fund
Fund Investment for:
(Name and/or Account Number)

EQUITY-INCOME FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 001 8610
FAM Equity-Income Fund
Fund Investment for:
(Name and/or Account Number)

If you wish to wire funds to an existing account, please use the same instructions listed above.

Shareholder Information                                               [LOGO]


IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more Individual Retirement Accounts, or "IRAs", the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA account, which may be invested in Fund shares. U.S. Bank, is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA account may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, Coverdell Education IRAs, SEP-IRAs, SIMPLE Plans, and 403(b)(7) plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

      Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor's own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

      No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, Coverdell Education IRA, SEP-IRA, SIMPLE Plan, or 403(b)(7) plan to another custodian or in the event of a mandatory distribution.


Purchases Through Selected Dealers

Certain Selected Dealers may effect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee accepts the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.

Shareholder Information                                                [LOGO]


Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043. FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

   1. The Fund account number, name, and Social Security or Tax I.D. number.

   2. The amount of the transaction (specified in dollars or shares).

   3. Signatures of all owners exactly as they are registered on the account.

   4. Signature guarantees are required if the value of shares being redeemed exceeds $25,000; or if payment is to be sent to an address other than the address of record; or if payment is to be made payable to a payee other than the shareholder; or if there has been an address change in the last 30 days.

   5. Certificates, if any are held, signed and containing a proper signature guarantee.

   6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

      Shareholders requesting redemption proceeds to be wired from FAM will incur a $8 wire fee.

      Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

      FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

      Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Shareholder Information                                                [LOGO]


Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from "eligible guarantor institutions."

      Eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

   o the value of shares being redeemed exceeds $25,000

   o payment is requested payable to a payee other than the shareholder of record

   o payment is to be sent to an address other than the address of record

   o an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

   o the shares are represented by a negotiable stock certificate

2. Transferring of Ownership and/or Account Name Changes


Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.


Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

      A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Shareholder Information                                                [LOGO]


      Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividend and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM. The request must be in written form acceptable to FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the funds. Capital gains, if any, will be distributed in December.

      The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Tax Information


Curently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.


      If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

      You will be notified in January each year, through our "Supplementary Tax Information" flyer, about the federal tax status of distributions made the previous year.

Shareholder Information                                                [LOGO]


      The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

      This tax discussion is meant only as a general summary. Because everyone's tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.


Frequent Trading Policy. The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders;
(b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.



Disclosure of Fund Portfolio Holdings. On a quarterly basis, the Funds disclose on their website, www.famfunds.com, each Fund's entire portfolio holdings and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter's information is made publicly available. A complete list of each Fund's portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information
(SAI).

Financial Highlights                                                   [LOGO]



The financial highlights provide information about each Fund's financial history and are expressed in Investor Class one share outstanding throughout each fiscal year. Each table is part of the Fund's financial statements which are included in its annual report and are incorporated herein by reference from the Statement of Additional Information, which is available upon request. The total returns in the table represent the rate that an Investor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. The financial highlights for each of the years in the five year period ended December 31, 2004 were audited by PricewaterhouseCoopers LLP whose report on the Funds' financial statements is included in the Funds' annual report which is available upon request.




                FAM VALUE FUND SELECTED FINANCIAL INFORMATION
                          (years ended December 31,)


Per share information
(For a share outstanding throughout the year)    2004           2003            2002            2001           2000

Net asset value, beginning of year           $  41.15       $  33.69        $  36.17        $  32.70       $  31.35

Income from investment operations:
  Net investment income                          0.09<F1>       0.10            0.11            0.17           0.36
  Net realized and unrealized
   gain (loss) on investments                    6.84           8.32           (2.04)           4.77           5.38

  Total from investment operations               6.93           8.42           (1.93)           4.94           5.74

Less distributions:
  Dividends from net investment income          (0.07)         (0.09)          (0.11)          (0.17)         (0.36)
  Distributions from net realized gains         (1.36)         (0.87)          (0.44)          (1.30)         (4.03)

  Total distributions                           (1.43)         (0.96)          (0.55)          (1.47)         (4.39)

Change in net asset value for the year           5.50           7.46           (2.48)           3.47           1.35

Net asset value, end of year                 $  46.65       $  41.15        $  33.69        $  36.17       $  32.70

Total Return                                    16.86%         24.98%          (5.33)%         15.07%         19.21%

Ratios/supplemental data
Net assets, end of year (000)                $915,742       $578,579        $469,277        $501,417       $366,948

Ratios to average net assets of:
  Expenses                                       1.20%          1.24%           1.21%           1.21%          1.26%
  Net investment income                          0.20%          0.26%           0.30%           0.56%          1.08%
Portfolio turnover rate                         10.29%          9.43%          17.51%           9.62%          9.53%


<F1> Based on average shares outstanding.




Financial Highlights                                                   [LOGO]



            FAM EQUITY-INCOME FUND SELECTED FINANCIAL INFORMATION
                          (years ended December 31,)


Per share information
(For a share outstanding throughout the year)    2004           2003            2002            2001           2000

Net asset value, beginning of year           $  18.27       $  15.45         $ 16.05         $ 13.47         $12.31

Income from investment operations:
  Net investment income                          0.15<F1>       0.12            0.12            0.19           0.31
  Net realized and unrealized
   gain (loss) on investments                    2.40           3.00           (0.48)           2.58           1.76

  Total from investment operations               2.55           3.12           (0.36)           2.77           2.07

Less distributions:
  Dividends from net investment income          (0.15)         (0.12)          (0.12)          (0.19)         (0.31)
  Distributions from net realized gains         (0.19)         (0.18)          (0.12)          --             (0.60)

  Total distributions                           (0.34)         (0.30)          (0.24)          (0.19)         (0.91)

Change in net asset value for the year           2.21           2.82           (0.60)           2.58           1.16

Net asset value, end of year                 $  20.48       $  18.27         $ 15.45         $ 16.05         $13.47

Total Return                                    14.04%         20.30%          (2.25)%         20.79%         17.18%

Ratios/supplemental data
Net assets, end of year (000)                $148,776       $114,194         $73,969         $31,194         $6,892

Ratios to average net assets of:
  Expenses, total                                1.27%          1.28%           1.37%           1.56%          2.27%
  Expenses, net of fees waived
   and expenses assumed by advisor               1.27%          1.28%           1.37%           1.50%          1.50%
  Net investment income                          0.79%          0.73%           0.84%           1.29%          2.33%
Portfolio turnover rate                         17.64%          6.46%           7.11%           2.79%         16.59%


<F1> Based on average shares outstanding.




Privacy Policy                                                         [LOGO]


You have entrusted to our care not only your hard-earned money but personal and financial data as well. We understand that your relationship with us is based upon trust, and that as your financial stewards you expect us to act responsibly and in your best interests. Your personal and financial data is your private information, therefore in keeping with our responsibility to you and our own company mission, we are committed to holding ourselves to the highest ethical standards in its safekeeping and use. This notice is intended to help you understand how we fulfill this commitment.

      We do not sell client information to anyone. Your information is used by us primarily to complete transactions you request. From time to time, we may collect a variety of information about you that is either required or necessary to provide personalized financial services to you. This data includes information we receive from you on applications and forms, via telephone, and through our websites; or information about your transactions with us or our affiliates (such as purchases, sales, or account balances).

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may provide any of the information we collect to our affiliated or non-affiliated third party companies which provide marketing or administrative services on our behalf, such as printing and mailing. We may also provide this information to financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them; they are not permitted to use or share this information for any other purpose.

      We may also disclose nonpublic personal information to government agencies and regulatory organizations when required or permitted by law. To protect your personal information within our company, we maintain physical, electronic and procedural safeguards to protect your nonpublic information and access to this information is restricted to personnel necessary to service your accounts.

                    This page is intentionally left blank.

                    This page is intentionally left blank.

To Obtain Additional Information                                       [LOGO]


If you would like additional information about the Funds, would like to obtain additional copies of the Funds' Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about FAM Value Fund or FAM Equity-Income Fund, free reports on the Funds are available upon request and inquiries may be directed to:

   FAM Funds
   384 North Grand Street
   PO Box 399
   Cobleskill, NY 12043
   1 (800) 932-3271
   www.famfunds.com


Shareholder Reports

Each Fund's Annual Report and Semi-Annual Report contains additional information about the Fund's investments. The Fund's Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain fund performance information, financial statements and portfolio holdings information.


Statement of Additional Information

The SAI contains more comprehensive information on the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

      Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC's public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

   Securities and Exchange Commission
   Washington, DC 20549-0102
   (202) 942-8090
   www.sec.gov

   Investment Company
   Act File No. 811-4750

[LOGO] FAM Funds

                                  Prsrt Std
                                 U.S. Postage
                                     PAID
                                  Albany NY
                                 Permit # 370

384 North Grand Street
PO Box 399
Cobleskill, New York 12043
(800) 932-3271
www.famfunds.com


FINANCIAL PEACE OF MIND THROUGH A VALUE APPROACH TO INVESTING

                                     FAM
                     VALUE FUND [LOGO] EQUITY-INCOME FUND


                                  [GRAPHIC]

           The Securities and Exchange Commission has not approved
         or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary
                            is a criminal offense.

                             ADVISOR CLASS SHARES
                                  PROSPECTUS


                                 May 2, 2005

                              Table of Contents

Risk/Return Summary and Fund Expenses                                       1
   Investment Objectives                                                    1
   Principal Investment Strategies                                          1
   Principal Investment Risks                                               1
   Who May Want to Invest?                                                  2
   Fund Performance                                                         2
     Bar Charts                                                             2
     Best Quarter/Worst Quarter                                             3
     Performance Table                                                      3
   Fees and Expenses of the Funds                                           4
     Expense Example                                                        4

Investment Objectives, Principal Investment Strategies, and Risks           5
   Investment Objectives                                                    5
   Principal Investment Strategies                                          5
   Principal Risks                                                          6
   Other Investment Techniques                                              6

Fund Management                                                             7
   The Investment Advisor                                                   7
   Portfolio Managers                                                       7


Shareholder Information                                                     8
   Pricing Fund Shares                                                      8
   Householding of Shareholder Mailings                                     8
   Purchasing and Adding to Your Shares                                     8
     Important Information About Procedures
      for Opening an Account                                                9
     Account Minimums                                                       9
     Automatic Investment Plan                                             10
     Wire Instructions                                                     10
     IRA and Retirement Accounts                                           11
     Purchases Through Selected Dealers                                    11
   Instructions for Redemption of Shares                                   11
     Definition of Good Order                                              12
     Signature Guarantees                                                  12
     Systematic Withdrawal Plan                                            12
     Redemption Fee                                                        13
     Distribution and Service (12b-1 Fees)                                 13
   Information on Distribution and Taxes                                   14
     Tax Information                                                       14


Financial Highlights                                                       16
   FAM Value Fund                                                          17
   FAM Equity-Income Fund                                                  18

Privacy Policy                                                             19

To Obtain Additional Information                            Inside Back Cover

Risk/Return Summary and Fund Expenses                                  [LOGO]


Investment Objectives

FAM Value Fund's investment objective is to maximize long-term total return on capital.

FAM Equity-Income Fund has the investment objective of providing current income, as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

This Fund distributes its income on a quarterly basis.


Principal Investment Strategies

Fenimore Asset Management, Inc., ("FAM" or "Fenimore") the investment adviser to each Fund employs a 'value approach' in making its common stock selections. This approach is based on FAM's belief that at any given point in time the stock price of a company may sell below the company's 'true business worth.' Factors considered in evaluating the true business worth include the company's current earnings and FAM's opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, FAM plans to invest in such securities until the 'true business worth' nears the market price of the company's securities.

      Some of the securities in which the Funds invest are issued by smaller and newer companies which may not be well known to the general public or may not have strong institutional ownership or recognition. Before investing in these smaller companies (which generally have market capitalizations of between $100 million and $1.5 billion), FAM places considerable emphasis upon evaluating the company's management through personal conversations and/or meetings with company officials. Conversations and meetings of this type continue throughout FAM's interest in the company.

      Under normal market conditions, the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.


Principal Investment Risks

The principal risks of investing in the Funds are: stock market risk, stock selection risk, and small-cap risk.

Stock market risk refers to the fact that the value of stocks fluctuate in response to the activities of individual companies and to general stock market and economic conditions. As a result, the value of your investment in either Fund will fluctuate in response to stock market conditions and you could, therefore, lose money on your investment in a Fund or your investment in a Fund could underperform other investments.

Stock selection risk refers to the fact that FAM utilizes a 'value approach' to stock selection, as discussed above, and there is risk that the stocks selected by FAM may not realize their intrinsic value, or their price may go down over time.

Small-cap risk refers to the fact that FAM often focuses on the stocks of smaller companies for certain of each Fund's investments. The stock prices of these small-cap companies can fluctuate more than the stocks of larger companies and they may not correspond to changes in the stock market in general.

Risk/Return Summary and Fund Expenses                                  [LOGO]


Who May Want to Invest?

Consider investing in FAM Value Fund or FAM Equity-Income Fund if you:

   o are investing for long-term goals

   o want potential capital appreciation and are willing to accept higher risk associated with investing in stocks

   o want professional portfolio management

FAM Funds are not appropriate for anyone:

   o whose intention is to capitalize on short-term fluctuations, or who would sell their Fund shares due to short-term market fluctuations

   o seeking safety of principal

We discourage short-term speculators and market timers from investing in FAM Funds.

Excessive trading in and out of a fund may be harmful to existing shareholders by potentially increasing expenses as a result of disrupting portfolio management strategies. If you engage in frequent trading, your trading privileges may be suspended or terminated. As with all purchases into FAM Funds, we reserve the right to reject transactions which we deem may be harmful to existing shareholders.

As with all mutual funds, there is no guarantee that FAM Value Fund or FAM Equity-Income Fund will achieve its goals.


Fund Performance


The Performance Bar Charts below show the FAM Funds' performance for each calendar year since 1995 for FAM Value Fund and since FAM Equity-Income Fund was established in 1996. It indicates risk by illustrating how much returns can differ from one year to the next. As always, keep in mind that a Fund's past performance (before and after taxes) is no indication of what future returns will be.

      The returns shown on this page and the next, for periods prior to July 1, 2003 (the inception date for Advisor Class shares), are for a class of shares not offered in this Prospectus, Investor Class shares, which, unlike Advisor Class shares, do not have a distribution fee. Absent the distribution fee, the Investor Class shares and the Advisor Class shares would have substantially similar performance results because the shares are invested in the same portfolio of securities. Because of the distribution fee, returns will be lower for Advisor Class shares of the Funds.

FAM VALUE FUND
1995    19.7%
1996    11.2%
1997    39.1%
1998     6.2%
1999    -4.8%
2000    19.2%
2001    15.1%
2002    -5.3%
2003    24.4%
2004    15.9%

FAM EQUITY-INCOME FUND
1997    26.9%
1998     4.7%
1999    -7.0%
2000    17.2%
2001    20.8%
2002    -2.3%
2003    19.8%
2004    13.0%

Risk/Return Summary and Fund Expenses                                  [LOGO]


Best Quarter/Worst Quarter

A Fund can also experience performance swings, as shown in the following tables which show the best and worst calendar quarter returns during the years depicted in the chart.

FAM VALUE FUND
Best Quarter:    3rd Qtr. 1997    16.98%
Worst Quarter:   3rd Qtr. 1998   -15.18%

FAM EQUITY-INCOME FUND
Best Quarter:    2nd Qtr. 1999    13.20%
Worst Quarter:   1st Qtr. 1999   -10.65%


Performance Table

This table shows the risks of investing in the Funds by comparing how the Funds average annual returns (before and after taxes) for the periods of one year, five years, ten years and since inception (as applicable) compare to those of the Russell 2000 Index. This index is the Funds' primary comparative index and is an unmanaged index that measures the performance of the 2,000 smallest of the 3,000 largest publicly traded companies based on total market capitalization.


                         AVERAGE ANNUAL TOTAL RETURN
                  (for the periods ending December 31, 2004)

FAM VALUE FUND
                                           1 YEAR       5 YEARS     10 YEARS

Return before taxes                         15.91%        13.68%       13.53%
Return after taxes on distributions*        15.48%        12.54%       12.33%
Return after taxes on distributions
  and sale of fund shares*                  11.09%        11.47%       11.53%
Russell 2000                                18.33%         6.61%       11.53%


FAM EQUITY-INCOME FUND
                                                                       SINCE
                                                                     INCEPTION
                                           1 YEAR       5 YEARS       4/1/96

Return before taxes                         13.05%        13.70%       11.68%
Return after taxes on distributions*        12.86%        12.77%       10.59%
Return after taxes on distributions
  and sale of fund shares*                   8.68%        11.43%        9.64%
Russell 2000                                18.33%         6.61%       11.53%


 *The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Risk/Return Summary and Fund Expenses                                  [LOGO]


Fees and Expenses of the Funds

This table describes the fees and expenses that you pay if you buy and hold Advisor Class shares of the Funds.

                               SHAREHOLDER FEES
                  (fees paid directly from your investment)

                                                                     FAM
                                           FAM VALUE FUND       EQUITY-INCOME
                                                                    FUND

Maximum sales charge (load) on purchase         none                  none
Maximum deferred sales charge (load)            none                  none
Redemption fee                                 1.00%*                1.00%*

*Advisor Class shares of the Funds that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee, with certain limited exceptions. For more information, see "Redemption Fee" on page 13. Shareholders requesting redemption proceeds to be wired will incur an $8 wire fee.



                        ANNUAL FUND OPERATING EXPENSES
                (expenses that are deducted from Fund assets)

                                       FAM VALUE FUND    FAM EQUITY-INCOME FUND

Management Fees*                            1.00%                1.00%
Distribution and Service (12b-1) Fees       1.00%                1.00%
Other expenses**                            0.20%                0.27%
Total annual fund operating expenses**      2.20%                2.27%

*FAM has entered into a voluntary agreement with FAM Value Fund and FAM Equity-Income Fund to limit the Management Fee for each of the Funds through December 31, 2006 to 0.95% of each respective Fund's average daily net assets in excess of $1 billion.

**FAM has entered for the current fiscal year into a contractual agreement with FAM Value Fund and FAM Equity-Income Fund to limit the total operating expenses of each Fund's Advisor Class shares, respectively, to 2.28% and 2.40% of its average daily net assets. Each of these expense limitations are reviewed and agreed upon by the board's independent trustees.


Use this table to compare fees and expenses of the Funds with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay and assumes the following:

   o a $10,000 investment

   o 5% annual return

   o redemption at the end of each period

   o no change in the Fund's operating expenses

   o reinvestment of dividends and capital gains

                               EXPENSE EXAMPLE

                             1       3       5      10
                           YEAR    YEARS   YEARS   YEARS

FAM Value Fund             $223    $688   $1,180  $2,534
FAM Equity-Income Fund     $230    $709   $1,215  $2,605

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Investment Objectives

FAM Value Fund seeks to maximize long-term total return on capital.

FAM Equity-Income Fund seeks to provide current income as well as long-term capital appreciation by investing primarily in income-producing equity securities. This Fund distributes its income on a quarterly basis.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund's shareholders.


Principal Investment Strategies

FAM's investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham, whose book Security Analysis provides the foundation for value investing, FAM is categorized as a bottom-up manager. As such, FAM focuses on identifying, analyzing, and selecting individual companies that meet FAM's long-term growth expectation.

      Under normal market conditions the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stock.

      For temporary defensive purposes, the Funds may invest all of their assets in fixed-income securities. Generally, the Funds only intend to invest in fixed-income securities when, in FAM's opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-income securities are considered a good alternative. During such temporary periods the Funds might not achieve their stated investment objectives.

Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Fund's investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

      The value of your investment will go up and down, which means that you could lose money. You should consider an investment in the FAM Funds as a long-term investment.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Other Investment Techniques

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in securities of issuers that do not have quoted markets. In addition, the Funds may invest in the shares of other investment companies and the Funds may also invest in the common stocks of real estate investment trusts. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds' Statement of Additional Information.

Fund Management                                                        [LOGO]


The Investment Advisor


The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., ('Fenimore'), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore's principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore's investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., each Fund's shareholder servicing agent and Fenimore Securities, Inc., each Fund's principal underwriter.



Portfolio Managers


Mr. Putnam co-manages both FAM Value Fund and FAM Equity-Income Fund.
The co-managers share equally in the day-to-day management of each respective Fund's investment portfolio.


     John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam. Mr. Fox is employed by Fenimore as Investment Research Analyst and has been actively involved in research activities since he joined the firm in 1996.

     Paul C. Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr. Putnam. He is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991.


      Additional information about the portfolio managers' compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.


     Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.


     As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 1% per annum of the average daily market value of its net assets.


     FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. This Code of Ethics complies in all material respects with the recommendations set forth in the 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

Shareholder Information                                                [LOGO]


Pricing Fund Shares

The share price (also called "Net Asset Value" or NAV per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in a Fund's portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund's portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.


Householding of Shareholder Mailings


To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.



Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate fund. FAM does not accept third party checks. Please be sure to provide your Social Security or taxpayer identification number. Cash will not be accepted. Any applications received not following the above guidelines will be returned.

      The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the Net Asset Value (NAV) determined on your trade date.

      FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this Prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM.

      All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

Shareholder Information                                                [LOGO]



Important Information About Procedures for Opening an Account


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

      What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number or other identifying number.

      You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.


Account Minimums

To begin an investment in FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50.

                         MINIMUM INITIAL INVESTMENTS

                                                                      FAM
                                              FAM VALUE FUND*    EQUITY-INCOME
                                                                     FUND*

To open a new account                              $500            $2,000
To open a new retirement account
 IRA, Roth IRA, SEP, SIMPLE Plan,
 Coverdell Education IRA, or 403(b)(7)             $100              $500
To open a Uniform Transfer to Minors (UTMA)
 or Uniform Gift to Minors (UGMA) account          $500            $2,000
To open a new account through our
 Automatic Investment Program*                     $500            $2,000

*FAM's Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

Shareholder Information                                                [LOGO]


Automatic Investment Plan

FAM Funds offer an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder's account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder's Fund account in case of returned items.
NOTE: Individual Retirement Account ("IRA") contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the fund.


Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 P.M. in order for the purchase to be made that same business day.

WIRE INSTRUCTIONS

VALUE FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 000 6565
FAM Value Fund
Fund Investment for:
(Name and/or Account Number)

EQUITY-INCOME FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 001 8610
FAM Equity-Income Fund
Fund Investment for:
(Name and/or Account Number)

If you wish to wire funds to an existing account, please use the same instructions listed above.

Shareholder Information                                                [LOGO]


IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more Individual Retirement Accounts, or "IRAs", the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA account, which may be invested in Fund shares. U.S. Bank, is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA account may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, Coverdell Education IRAs, SEP-IRAs, SIMPLE Plans, and 403(b)(7) plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

      Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor's own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

      No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, Coverdell Education IRA, SEP-IRA, SIMPLE Plan, or 403(b)(7) plan to another custodian or in the event of a mandatory distribution.


Purchases Through Selected Dealers

Certain Selected Dealers may effect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee accepts the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.


Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043. FAM offers no telephone redemptions.

Shareholder Information                                                [LOGO]


Definition of Good Order

Good order means that the written redemption request must include the following:

   1. The Fund account number, name, and Social Security or Tax I.D. number.

   2. The amount of the transaction (specified in dollars or shares).

   3. Signatures of all owners exactly as they are registered on the account.

   4. Signature guarantees are required if the value of shares being redeemed exceeds $25,000; or if payment is to be sent to an address other than the address of record; or if payment is to be made payable to a payee other than the shareholder; or if there has been an address change in the last 30 days.

   5. Certificates, if any are held, signed and containing a proper signature guarantee.

   6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

      Shareholders requesting redemption proceeds to be wired from FAM will incur a $8 wire fee.

      Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

      FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

      Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.


Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from "eligible guarantor institutions."

      Eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program.

Shareholder Information                                                [LOGO]


A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

   o the value of shares being redeemed exceeds $25,000

   o payment is requested payable to a payee other than the shareholder of record

   o payment is to be sent to an address other than the address of record

   o an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

   o the shares are represented by a negotiable stock certificate

2. Transferring of Ownership and/or Account Name Changes


Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.


Redemption Fee

Advisor Class shares of the Funds that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. The redemption fee is payable directly to the applicable Fund and it is intended to help offset the additional transaction costs of short-term investments. The redemption fee may be waived in the following cases: (1) for shares acquired through reinvestment or exchange into another FAM Fund; (2) for required minimum distributions from retirement accounts upon reaching age 701/2; (3) for returns of excess contributions to retirement accounts, and (4) upon the death or disability of the shareholder or plan participant.


Distribution and Service (12b-1 Fees)

The Funds have adopted a Service and Distribution Plan for the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Advisor Class shares. 12b-1 fees compensate Fenimore Securities, Inc. (the "Distributor") and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's Advisor Class shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount that a Fund may pay in distribution fees under its 12b-1 plan for Advisor Class shares is 0.75% of its average daily net assets. A Fund may also pay up to 0.25% of its average daily net assets for shareholder servicing. The Distributor and the Advisor, at their expense, may provide compensation to dealers in connection with sales of shares of a Fund.

Shareholder Information                                                [LOGO]


Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

      A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

      Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividend and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM. The request must be in written form acceptable to FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the funds. Capital gains, if any, will be distributed in December.

      The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Tax Information


Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your resident for tax purposes, distributions may also be subject to state and local taxes.


      If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

Shareholder Information                                              [LOGO]





      The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

      This tax discussion is meant only as a general summary. Because everyone's tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.


Frequent Trading Policy. The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders;
(b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.



Disclosure of Fund Portfolio Holdings. On a quarterly basis, the Funds disclose on their website, www.famfunds.com, each Fund's entire portfolio holdings and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter's information is made publicly available. A complete list of each Fund's portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information
(SAI).

Financial Highlights                                                   [LOGO]


The financial highlights provide information about each Fund's financial history and are expressed in one share outstanding throughout each fiscal year. Each table is part of the Fund's financial statements which are included in its annual report and are incorporated herein by reference from the Statement of Additional Information, which is available upon request. The total returns in the table represent the rate that an Advisor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. The financial highlights for the period ended December 31, 2004 were audited by PricewaterhouseCoopers LLP whose report on the Funds' financial statements is included in the Funds' annual report which is available upon request.

Financial Highlights                                                   [LOGO]



                    FAM VALUE FUND -- ADVISOR CLASS SHARES


                                                              Year Ended        Period Ended
                                                             December 31,        December 31,

Per share information
(For a share outstanding throughout the period)                  2004                 2003<F1>

Net asset value, beginning of period<F3>                       $40.96               $37.10

Income from investment operations:
  Net investment income                                         (0.35)<F2>            0.00
  Net realized and unrealized gain (loss) on investments         4.34                 4.82

  Total from investment operations                               3.99                 4.82

Less distributions:
  Dividends from net investment income                             --                (0.09)
  Distributions from net realized gains                         (1.36)               (0.87)

  Total distributions                                           (1.36)               (0.96)

Change in net asset value for the period                         2.63                 3.86

Net asset value, end of period                                 $46.11               $40.96

Total Return                                                    15.91%               12.99%<F4>

Ratios/supplemental data
Net assets, end of period (000)                                $5,479               $1,562

Ratios to average net assets of:
  Expenses<F4>                                                   2.20%                2.25%<F3>
  Net investment income<F4>                                     (0.80)%              (0.02)%*
Portfolio turnover rate                                         10.29%                9.43%


<F1> Beginning of period reflects Advisor Class Shares inception date of 7/1/03.

<F2> Based on average shares outstanding.

<F3> Annualized.

<F4> Not Annualized




Financial Highlights                                                   [LOGO]




                FAM EQUITY-INCOME FUND -- ADVISOR CLASS SHARES


                                                              Year Ended         Period Ended
                                                             December 31,         December 31,

Per share information
(For a share outstanding throughout the period)                  2004                 2003<F1>

Net asset value, beginning of period<F3>                       $18.18               $16.77

Income from investment operations:
  Net investment income                                         (0.04)<F2>            0.10
  Net realized and unrealized gain (loss) on investments         2.41                 1.54

  Total from investment operations                               2.37                 1.64

Less distributions:
  Dividends from net investment income                             --                (0.05)
  Distributions from net realized gains                         (0.19)               (0.18)

  Total distributions                                           (0.19)               (0.23)

Change in net asset value for the period                         2.18                 1.41

Net asset value, end of period                                 $20.36               $18.18

Total Return                                                    13.05%                9.83%<F4>

Ratios/supplemental data
Net assets, end of period (000)                                $3,017               $1,291

Ratios to average net assets of:
  Expenses<F4>                                                   2.27%                2.28%<F3>
  Net investment income<F4>                                     (0.21)%               1.10%<F3>
Portfolio turnover rate                                         17.64%                6.46%


<F1> Beginning of period reflects Advisor Class Shares inception date of 7/1/03.

<F2> Based on average shares outstanding.

<F3> Annualized.

<F4> Not Annualized




Privacy Policy                                                         [LOGO]


You have entrusted to our care not only your hard-earned money but personal and financial data as well. We understand that your relationship with us is based upon trust, and that as your financial stewards you expect us to act responsibly and in your best interests. Your personal and financial data is your private information, therefore in keeping with our responsibility to you and our own company mission, we are committed to holding ourselves to the highest ethical standards in its safekeeping and use. This notice is intended to help you understand how we fulfill this commitment.

      We do not sell client information to anyone. Your information is used by us primarily to complete transactions you request. From time to time, we may collect a variety of information about you that is either required or necessary to provide personalized financial services to you. This data includes information we receive from you on applications and forms, via telephone, and through our websites; or information about your transactions with us or our affiliates (such as purchases, sales, or account balances).

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may provide any of the information we collect to our affiliated or non-affiliated third party companies which provide marketing or administrative services on our behalf, such as printing and mailing. We may also provide this information to financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them; they are not permitted to use or share this information for any other purpose.

      We may also disclose nonpublic personal information to government agencies and regulatory organizations when required or permitted by law. To protect your personal information within our company, we maintain physical, electronic and procedural safeguards to protect your nonpublic information and access to this information is restricted to personnel necessary to service your accounts.

                    This page is intentionally left blank.

To Obtain Additional Information                                       [LOGO]


If you would like additional information about the Funds, would like to obtain additional copies of the Funds' Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about FAM Value Fund or FAM Equity-Income Fund, free reports on the Funds are available upon request and inquiries may be directed to:

   FAM Funds
   384 North Grand Street
   PO Box 399
   Cobleskill, NY 12043
   1 (800) 932-3271
   www.famfunds.com


Shareholder Reports

Each Fund's Annual Report and Semi-Annual Report contains additional information about the Fund's investments. The Fund's Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain fund performance information, financial statements and portfolio holdings information.


Statement of Additional Information

The SAI contains more comprehensive information on the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

      Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC's public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

   Securities and Exchange Commission
   Washington, DC 20549-0102
   (202) 942-8090
   www.sec.gov

   Investment Company
   Act File No. 811-4750

[LOGO] FAM Funds

384 North Grand Street
PO Box 399
Cobleskill, New York 12043
(800) 932-3271
www.famfunds.com


FINANCIAL PEACE OF MIND THROUGH A VALUE APPROACH TO INVESTING

                     STATEMENT OF ADDITIONAL INFORMATION

                                     for

                                THE FAM FUNDS
                            INVESTOR CLASS SHARES

                              Dated: May 2, 2005

                   ---------------------------------------

          384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043
                       Telephone Number (800) 932-3271
                               www.famfunds.com

                       FENIMORE ASSET MANAGEMENT TRUST

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

The FAM FUNDS currently offer two diversified open-end mutual funds, FAM Value Fund and FAM Equity-Income Fund (the "Funds"). Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the "Trust"), which is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus for the Investor Class shares of the Funds dated the same date. A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above. The financial statements for the Funds are incorporated by reference into this Statement of Additional Information in their entirety.

                              Table of Contents


Investment Objective and Policies..........................................3
Additional Investment Techniques and Related Risks.........................4
Investment Restrictions....................................................5
History and  Background of Investment Advisor..............................6
Board of Trustees and Officers............................................11
Proxy Voting..............................................................14
Control Persons and Principal Security Holders............................15
Principal Underwriter.....................................................15
Other Service Providers...................................................16
Information About the Trust...............................................16
Brokerage Allocations.....................................................16
Net Asset Value Calculation...............................................17
Performance Information...................................................17
Financial Statements......................................................18
Certain Federal Income Tax Considerations.................................19
     Tax Status of the Funds..............................................19
     Fund Investments.....................................................20
     Distributions........................................................20
     Dispositions.........................................................21
     Disclosure of Fund Portfolio Holdings................................21
Appendix..................................................................23




Investment Advisor:
Fenimore Asset Management, Inc.
384 North Grand Street
Cobleskill, NY   12043

                      INVESTMENT OBJECTIVE AND POLICIES

The Trust offers two mutual funds with distinct investment objectives. FAM Value Fund has an investment objective to maximize long term total return on capital. FAM Equity-Income has an investment objective of providing current income as well as long term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. Normally investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., ("Fenimore" or "FAM"), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management's ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM's belief that the objectives of the Funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock's current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Funds' assets in fixed-income investments of the types more fully described in the Funds' Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discontinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See "Certain Federal Income Tax Considerations"). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.


ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of either Fund's principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds' view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission ("CFTC"). Pursuant to claims for exemption filed with the CFTC and/or the national Futures Association on behalf of the funds and the Advisor, the funds and the Advisor are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation under the Commodity Exchange Act.

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds' net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, a Fund shall not invest a greater percentage of its assets than is permitted by regulation, which is presently 5% of its total assets in any single fund nor more than 10% of its total assets in funds overall. To the extent that the Funds do invest in the shares of other investment companies, they will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions "against the box," in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund's securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer's shares to experience greater market volatility.



                           INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

     (A)  Invest in the purchase and sale of real estate.

     (B) Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

     (C) Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

     (D) Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

     (E) Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S. government securities.

     (F) Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

     (G) Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

     (H) Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

     (I) Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by SEC exemptive order, or by the Commission.



                 HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc. The company is a New York corporation registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commission. Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Funds. Fenimore was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S. Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore's investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968. John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income, is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991. Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth.

In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is Fenimore's belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Fenimore, as investment advisor to the Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds net assets, which rate is consistent with that being charged by Fenimore to manage its other client accounts. This contract is subject to the approval annually by the Funds' Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

   FISCAL YEAR               FISCAL YEAR               FISCAL YEAR
      ENDED                     ENDED                     ENDED
DECEMBER 31, 2004         DECEMBER 31, 2003         DECEMBER 31, 2002
-----------------         -----------------         -----------------

    $7,047,797                $4,890,355                $5,198,418

With respect to FAM Equity-Income Fund, the total investment advisory fees paid by FAM Equity-Income Fund to Fenimore during each of the last three fiscal years is as follows:

   FISCAL YEAR               FISCAL YEAR               FISCAL YEAR
      ENDED                     ENDED                     ENDED
DECEMBER 31, 2004         DECEMBER 31, 2003         DECEMBER 31, 2002
-----------------         -----------------         -----------------

    $1,276,100                 $940,402                  $574,586

Each Fund is responsible for the costs of its own operation which include the fees of independent accountants, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses. Expenses of "Interested Trustees" shall always remain the responsibility of the investment advisor. All employees of the investment advisor who perform duties for the Funds shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Equity-Income Fund. Thomas O. Putnam and John D. Fox are co-managers of the FAM Value Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2004:



                          Other                        Other
                        Registered                     Pooled                                                         Total
                        Investment       Assets      Investment        Assets                         Assets          Assets
                         Company        Managed       Vehicle         Managed          Other         Managed         Managed*
                         Accounts     ($ millions)    Accounts      ($ millions)      Accounts     ($ millions)    ($ millions)

Thomas O. Putnam           None           $0            None             $0             [0]             $0             $0
Paul C. Hogan              None           $0            None             $0             [0]             $0             $0
John D. Fox                None           $0            None             $0             [2]            $28.7          $28.7


* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. While the managers do not manage other registered investment companies or other types of pooled accounts (such as private investment funds), they do manage separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager's compensation may be affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser's Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as a Fund's performance or asset level.

The dollar range of equity securities beneficially owned by the Funds' portfolio managers in the Funds they manage as of December 31, 2004 is as follows:

                       Dollar Range of Equity Securities Beneficially Owned
                       ----------------------------------------------------
Portfolio Manager      FAM Equity-Income Fund         FAM Value Fund

Thomas O. Putnam       Over $1,000,000                Over $1,000,000

Paul C. Hogan          $50,001 - $100,000             N/A

John D. Fox            N/A                            $100,001 - $500,000

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Funds is required, on an annual basis, to consider the continuation of the Investment Advisory Agreements (the "Agreements") with FAM, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of FAM to furnish the Trustees with such information that is responsive to their request. Accordingly, in determining whether to renew the Agreements between the Funds and FAM, the Board of Trustees requested, and FAM provided, information and data relevant to the Board's consideration. This included materials prepared by FAM and materials prepared by an independent firm that produced materials specifically for the Board that provided them with information regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds and FAM that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

The Board engaged in a thorough review process in connection with determining whether or not to continue the Agreements with FAM. After receiving the materials that they had requested to assist them with their review, the Board first met telephonically, in advance of their required in-person meeting, with representatives of FAM in order to discuss the proposed continuation of the Agreements and to review the materials that had been presented. The Board then also met separately and with representatives of FAM on two occasions prior to their required in-person meeting to further consider and discuss the proposed continuation of the Agreements.

Among the factors the Board considered was the overall performance of the Funds relative to the performance of other mutual funds in each Funds' peer group on a long-term basis and over shorter time periods. The Board took note of the fact that the performance results achieved by FAM for each of the Funds was favorable on both a short-term and on a long-term basis and that FAM produced these results in a manner consistent with the stated investment objectives and policies of each of the Funds. The Board also took note of the long-term relationship between FAM and the Funds and the efforts that had been undertaken by FAM to foster the growth and development of the Funds since the inception of each of the Funds. In connection with this, the Board took note of the fact that Thomas Putnam, the President of FAM and the co-manager of each of the Funds, has been advising each of the Funds since their inception, during which time the Funds have experienced consistently favorable investment results on a comparative basis and steady growth in assets. In addition, the Board compared expenses of each Fund to the expenses of its peers, noting that the expenses have generally decreased over time as assets in each Fund have grown, and noting further that the expenses for each of the Funds compare favorably with industry averages for other funds of similar size. They noted the range of investment advisory and administrative services provided by FAM and its affiliates to the Funds and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services. The Board also took note of the fact that FAM bears the entire cost associated with the Funds' participation in various "mutual fund supermarket" programs, noting that this is beneficial to the Funds because it allows them to be held by a wide array of shareholders in a convenient manner. The Board also reviewed financial information concerning FAM and its affiliates relating to the operation of the Funds, noting the overall profitability of the relationship with the Funds to FAM and the financial soundness of FAM as demonstrated by the financial information provided. The Board further reviewed FAM's brokerage practices and best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also considered information regarding the fees that FAM charges other clients for investment advisory services that are similar to the advisory services provided to the Funds and noted that the fees were comparable based on the relevant circumstances of the types of accounts involved.

In connection with the Board's consideration of the ways in which economies of scale could potentially be reflected with respect to the Agreements, the Board and FAM reached an agreement to have FAM enter into a voluntary expense limitation arrangement with the Funds pursuant to which the investment advisory fees payable to FAM by each of the Funds is reduced on assets in excess of $1 billion from the stated contractual rate of 1.00% of the average daily net assets of each respective Fund to 0.95% of the average daily net assets of those assets in each Fund in excess of $1 billion for the two year period from January 1, 2005 through December 31, 2006. This limitation on the amount of the investment advisory fees payable under the Agreements is in addition to the contractual arrangement in place with respect to each of the Funds pursuant to which FAM has previously agreed to limit the total operating expenses of each class of shares of the Funds and will be reviewed by the Board again in the future in connection with the continuation of the Agreements.

In reaching their conclusion with respect to the continuation of the Agreements, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable investment performance of the Funds, the commitment of FAM to the successful operation of the Funds, and the level of expenses of the Funds, as well as FAM's willingness to enter agreements to reduce the overall operating expenses of the Funds and the investment advisory fees payable by the Funds, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreements are fair and reasonable and the Board voted to renew the Agreements for an additional one-year period, subject to the applicable limitations on the total operating expenses of the Funds and the investment advisory fees payable by the Funds as considered and approved at the meeting.



                       BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2004, the Board met five times.

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:



                                Position(s) Held        Principal                                 Number of             Other
Name,                             With Fund and         Occupation(s)                         Portfolios in Fund    Directorships
Address, and                     Length of Time         During Past                           Complex* Overseen         Held by
Age                                  Served             5 Years                                   By Trustee           Trustee

INDEPENDENT TRUSTEES**

Fred "Chico" Lager             Trustee since 1996       Business Consultant;                          2                  N/A
384 North Grand St.                                     Retired President & CEO of
Cobleskill, NY 12043                                    Ben & Jerry's Homemade, Inc.
Age:  50

C. Richard Pogue               Trustee since 2000       Retired Executive Vice President,             2                  N/A
384 North Grand St.                                     Investment Company Institute
Cobleskill, NY 12043
Age:  68

David A. Hughey                Trustee since 2000       Retired Executive Vice President &            2                  N/A
384 North Grand St.            and Chairman since       Chief Administrative Officer,
Cobleskill, NY 12043             November 2004          Morgan Stanley Investment Advisors
Age:  73

John McCormack                 Trustee since 2004       Retired Group President,                      2                  N/A
384 North Grand St.                                     TIAA-Cref Enterprises
Cobleskill, NY 12043
Age:  60

Barbara Weidlich               Trustee since 2004       President, National Investment                2                  N/A
384 North Grand St.                                     Company Service Association
Cobleskill, NY 12043                                    Managing Director-DEXIA BIL Fund
Age:  61                                                Services, Dublin, Ireland






                                Position(s) Held        Principal                                 Number of             Other
Name,                             With Fund and         Occupation(s)                         Portfolios in Fund    Directorships
Address, and                     Length of Time         During Past                           Complex* Overseen         Held by
Age                                  Served             5 Years                                   By Trustee           Trustee

INTERESTED
TRUSTEES &
OFFICER***

Thomas O. Putnam****                President           Chairman,                                     2                  N/A
384 North Grand St.                Since 1986;          Fenimore Asset Management
Cobleskill, NY 12043              Chairman from
Age:  60                       1986-November 2004

Joseph A. Bucci+                  Secretary and         Controller,                                   N/A                N/A
384 North Grand St.              Treasurer since        Fenimore Asset Management
Cobleskill, NY  12043                 2000
Age:  51

Charles Richter, Esq.           Chief Compliance        Prior to October, 2004, Chief Operating       N/A                N/A
384 North Grand St.                 Officer             Officer and Chief Compliance Officer,
Cobleskill, NY 12043              Since 2005            Manarin Securities Corporation and
Age:  48                                                Chief Compliance Officer, Manarin
                                                        Investment Counsel, Omaha, NE


* "Fund Complex" includes the two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

** The "Independent Trustees" are those Trustees that are not considered "interested persons" of the Trust, as that term is defined in the 1940 Act.

*** Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust's investment adviser, is considered an "interested person" of the Trust.

**** Mr. Putnam was Chairman of the Board through October 2004.

+ Mr. Bucci resigned as a Trustee in order that Independent Trustees constitute at least 75% of the Board.

The Trustees have established an Audit Committee and a Nominating and Corporate Governance Committee. The Audit Committee, which is composed of at least three of the Trust's Independent Trustees, is composed of Messrs. Lager, Pogue, Hughey, McCormack and Ms. Weidlich. The Audit Committee: (i) selects the Trust's independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent registered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2004, the Audit Committee met twice.

The Nominating and Corporate Governance Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate's qualifications for Board membership and his or her independence from the Trust's investment manager and other principal service providers;
(iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board; (v) oversees the Trust's policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust's shareholders. The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs. Lager, Pogue, Hughey, McCormack and Ms. Weidlich. For the year ended December 31, 2004, the Nominating and Corporate Governance Committee met four times.

For the fiscal year ended December 31, 2004, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:



                                                                                         Aggregate Dollar Range of
                                                                                         Equity Securities in All Funds
                                                             Dollar Range of Equity      Overseen by Trustee in Family
Name of Trustee               Fund Name                      Securities in the Fund      of Investment Companies

INDEPENDENT TRUSTEES

Fred "Chico" Lager            FAM Value Fund                 Over $100,000               Over $100,000
                              FAM Equity-Income Fund         Over $100,000

C. Richard Pogue              FAM Value Fund                 Over $100,000               Over $100,000
                              FAM Equity-Income Fund         $50,001-$100,000

David A. Hughey               FAM Value Fund                 $10,001-50,000              $50,001-100,000
                              FAM Equity-Income Fund         $10,001-50,000

John J. McCormack             FAM Value Fund                 $1-10,000                   $1-10,000
                              FAM Equity-Income Fund         $1-10,000

Barbara V. Weidlich           FAM Value Fund                 $1-10,000                   $1-10,000
                              FAM Equity-Income Fund         $1-10,000

INTERESTED TRUSTEES

Thomas O. Putnam              FAM Value Fund                 Over $100,000               Over $100,000
                              FAM Equity-Income Fund         Over $100,000


Officers and Trustees of the Funds own less than 1% of each Fund's shares outstanding.

Trustees of the Funds not employed by Fenimore receive from the Funds a fee of $1,000 for each Board of Trustees meeting, $8,000 annual retainer, $500 for each committee meeting, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The $8,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2004, the Trustees received the following compensation from the Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds' investment advisor:



                                                                                                      Total Compensation from
                         Aggregate Compensation from                                                    Registrant and Fund
                           the Funds Accrued as Part         Pension or        Est. Annual Benefits      Complex (2 Funds)
                               of Fund Expenses         Retirement Benefits      upon Retirement         Paid to Trustees

Thomas O. Putnam                       $0                        $0                     $0                         $0
Joseph J. Bulmer*                  $3,500                        $0                     $0                     $3,500
Fred "Chico" Lager                $15,750                        $0                     $0                    $15,750
C. Richard Pogue                  $14,500                        $0                     $0                    $14,500
David A. Hughey                   $18,250                        $0                     $0                    $18,250
John J. McCormack                 $13,500                        $0                     $0                    $13,500
Barbara V. Weidlich               $13,500                        $0                     $0                    $13,500


* Mr. Bulmer resigned his position as Trustee as of March 12, 2004 and Mr. McCormack and Ms. Weidlich joined the Board as of that date.



                                 PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust's portfolios to Fenimore in its capacity as investment advisor. Fenimore has adopted Proxy Voting Policies and procedures ("Proxy Voting Policies") which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust's shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor's fiduciary duties under federal and state law to act in the best interest of its clients. The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the "Proxy Voting Committee") as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve-month period ended June 30th is filed with the SEC on Form N-PX. This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds' website at http://www.famfunds.com, and
(3) on the SEC's website at http://www.sec.gov.



                CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of April 29, 2005, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding Investor Class shares of the Funds, as indicated:

                              NAME AND ADDRESS                      PERCENT OF
NAME OF FUND                  OF BENEFICIAL OWNER                     CLASS
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FAM Value Fund                Charles Schwab & Co., Inc.*             25.57%
                              FBO Schwab Customers
                              101 Montgomery Street
                              San Francisco, CA  94104

                              National Financial Services, Corp.      15.98%
                              200 Liberty Street 5th Floor
                              New York, NY  10281


FAM Equity-Income Fund        Charles Schwab & Co., Inc.*             29.54%
                              FBO Schwab Customers
                              101 Montgomery Street
                              San Francisco, CA  94101

                              National Financial Services, Corp.      18.59%
                              200 Liberty Street 5th Floor
                              New York, NY  10281

                              Pershing                                 7.25%
                              One Pershing Plaza
                              Jersey City, NJ  07339

* A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party's resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.


PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the "Distributor") serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas
O. Putnam is the majority shareholder of Fenimore Asset Management, Inc. and the sole shareholder of Fenimore Securities, Inc.

                           OTHER SERVICE PROVIDERS

CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND
ADMINISTRATIVE AGENT; TRANSFER AGENT. FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Funds. The Trust is registered as a transfer agent with the U.S. Securities and Exchange Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers
LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm.

FUND COUNSEL. Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.


INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series of shares. The Trust currently consists of the two series of shares and each series of shares consists of two separate classes, the Investor Class Shares and the Advisor Class Shares. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.


BROKERAGE ALLOCATIONS

It is Fenimore's policy to allocate brokerage business to the best advantage and benefit of the Fund's shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2004, 2003, and 2002, respectively, aggregate commissions paid totaled $194,601, $175,414, and $359,473 for FAM Value Fund. With respect to FAM Equity-Income, for the fiscal years ending December 31, 2004, 2003, and 2002, respectively, the aggregate commissions paid totaled $55,138, $37,927, and $55,943. No commissions were paid by either Fund to any affiliated parties.

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund's assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.


PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

        6
Yield = 2[(a-b+1)-1]
        --
        cd

Where:    a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).
          c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.
          d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Russell 2000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation are based. Performance information should be considered in light of each Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.



                             FINANCIAL STATEMENTS

The Financial Statements of the Investor Class shares of each Fund are included in the 2004 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone provided on the cover of this Statement of Additional Information.

                  CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.


TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,
(2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount."


DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Tax legislation enacted in 2003 generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.


DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each Fund's portfolio securities. On a quarterly basis, the Funds disclose on the Trust's website, www.famfunds.com, each Fund's entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund's net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter's information is made publicly available. A complete list of the Funds' portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds' custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds' shareholders and the Funds' Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust's Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust's chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board's next regularly scheduled meeting. Any amendments to the Trust's policies and procedures must be approved and adopted by the Trust's Board of Trustees.

                                   APPENDIX

Bond Rating Categories as defined by Standard & Poor's (S & P) are quoted in part and inserted herein for the information of potential investors in the FAM Funds as a reference as follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or availability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligor;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                     STATEMENT OF ADDITIONAL INFORMATION

                                     for

                                THE FAM FUNDS
                             ADVISOR CLASS SHARES

                              Dated: May 2, 2005

                   ---------------------------------------

          384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043
                       Telephone Number (800) 932-3271
                               www.famfunds.com

                       FENIMORE ASSET MANAGEMENT TRUST

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

The FAM FUNDS currently offer two diversified open-end mutual funds, FAM Value Fund and FAM Equity-Income Fund (the "Funds"). Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the "Trust"), which is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus for the Advisor Class shares of the Funds dated the same date. A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above. The financial statements for the Funds are incorporated by reference into this Statement of Additional Information in their entirety.

                              Table of Contents

Investment Objective and Policies..........................................3
Additional Investment Techniques and Related Risks.........................4
Investment Restrictions....................................................5
History and  Background of Investment Advisor..............................6
Board of Trustees and Officers............................................11
Proxy Voting..............................................................14
Control Persons and Principal Security Holders............................15
Principal Underwriter.....................................................15
Service and Distribution Plan.............................................16
Other Service Providers...................................................17
Information About the Trust...............................................17
Brokerage Allocations.....................................................17
Net Asset Value Calculation...............................................18
Performance Information...................................................18
Financial Statements......................................................19
Certain Federal Income Tax Considerations.................................20
     Tax Status of the Funds..............................................20
     Fund Investments.....................................................21
     Distributions........................................................21
     Dispositions.........................................................22
     Disclosure of Fund Portfolio Holdings................................22
Appendix..................................................................24




Investment Advisor:
Fenimore Asset Management, Inc.
384 North Grand Street
Cobleskill, NY   12043

                      INVESTMENT OBJECTIVE AND POLICIES

The Trust offers two mutual funds with distinct investment objectives. FAM Value Fund has an investment objective to maximize long term total return on capital. FAM Equity-Income has an investment objective of providing current income as well as long term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. Normally investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., ("Fenimore" or "FAM"), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management's ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM's belief that the objectives of the Funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock's current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Funds' assets in fixed-income investments of the types more fully described in the Funds' Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discontinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See "Certain Federal Income Tax Considerations"). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.


ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of either Fund's principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds' view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission ("CFTC"). Pursuant to claims for exemption filed with the CFTC and/or the national Futures Association on behalf of the funds and the Advisor, the funds and the Advisor are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation under the Commodity Exchange Act.

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds' net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, a Fund shall not invest a greater percentage of its assets than is permitted by regulation, which is presently 5% of its total assets in any single fund nor more than 10% of its total assets in funds overall. To the extent that the Funds do invest in the shares of other investment companies, they will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions "against the box," in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund's securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer's shares to experience greater market volatility.



                           INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

     (A)  Invest in the purchase and sale of real estate.

     (B) Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

     (C) Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

     (D) Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

     (E) Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S. government securities.

     (F) Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

     (G) Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

     (H) Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

     (I) Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by SEC exemptive order, or by the Commission.



                 HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc. The company is a New York corporation registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commission. Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Funds. Fenimore was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S. Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore's investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968. John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income, is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991. Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth.

In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is Fenimore's belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Fenimore, as investment advisor to the Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds net assets, which rate is consistent with that being charged by Fenimore to manage its other client accounts. This contract is subject to the approval annually by the Funds' Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

   FISCAL YEAR               FISCAL YEAR               FISCAL YEAR
      ENDED                     ENDED                     ENDED
DECEMBER 31, 2004         DECEMBER 31, 2003         DECEMBER 31, 2002
-----------------         -----------------         -----------------

    $7,047,797                $4,890,355                $5,198,418

With respect to FAM Equity-Income Fund, the total investment advisory fees paid by FAM Equity-Income Fund to Fenimore during each of the last three fiscal years is as follows:

   FISCAL YEAR               FISCAL YEAR               FISCAL YEAR
      ENDED                     ENDED                     ENDED
DECEMBER 31, 2004         DECEMBER 31, 2003         DECEMBER 31, 2002
-----------------         -----------------         -----------------

    $1,276,100                 $940,402                  $574,586

Each Fund is responsible for the costs of its own operation which include the fees of independent accountants, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses. Expenses of "Interested Trustees" shall always remain the responsibility of the investment advisor. All employees of the investment advisor who perform duties for the Funds shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Equity-Income Fund. Thomas O. Putnam and John D. Fox are co-managers of the FAM Value Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2004:



                          Other                        Other
                        Registered                     Pooled                                                         Total
                        Investment       Assets      Investment        Assets                         Assets          Assets
                         Company        Managed       Vehicle         Managed          Other         Managed         Managed*
                         Accounts     ($ millions)    Accounts      ($ millions)      Accounts     ($ millions)    ($ millions)

Thomas O. Putnam           None           $0            None             $0             [0]             $0             $0
Paul C. Hogan              None           $0            None             $0             [0]             $0             $0
John D. Fox                None           $0            None             $0             [2]            $28.7          $28.7


* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. While the managers do not manage other registered investment companies or other types of pooled accounts (such as private investment funds), they do manage separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager's compensation may be affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser's Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as a Fund's performance or asset level.

The dollar range of equity securities beneficially owned by the Funds' portfolio managers in the Funds they manage as of December 31, 2004 is as follows:

                       Dollar Range of Equity Securities Beneficially Owned
                       ----------------------------------------------------
Portfolio Manager      FAM Equity-Income Fund         FAM Value Fund

Thomas O. Putnam       Over $1,000,000                Over $1,000,000

Paul C. Hogan          $50,001 - $100,000             N/A

John D. Fox            N/A                            $100,001 - $500,000

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Funds is required, on an annual basis, to consider the continuation of the Investment Advisory Agreements (the "Agreements") with FAM, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of FAM to furnish the Trustees with such information that is responsive to their request. Accordingly, in determining whether to renew the Agreements between the Funds and FAM, the Board of Trustees requested, and FAM provided, information and data relevant to the Board's consideration. This included materials prepared by FAM and materials prepared by an independent firm that produced materials specifically for the Board that provided them with information regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds and FAM that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

The Board engaged in a thorough review process in connection with determining whether or not to continue the Agreements with FAM. After receiving the materials that they had requested to assist them with their review, the Board first met telephonically, in advance of their required in-person meeting, with representatives of FAM in order to discuss the proposed continuation of the Agreements and to review the materials that had been presented. The Board then also met separately and with representatives of FAM on two occasions prior to their required in-person meeting to further consider and discuss the proposed continuation of the Agreements.

Among the factors the Board considered was the overall performance of the Funds relative to the performance of other mutual funds in each Funds' peer group on a long-term basis and over shorter time periods. The Board took note of the fact that the performance results achieved by FAM for each of the Funds was favorable on both a short-term and on a long-term basis and that FAM produced these results in a manner consistent with the stated investment objectives and policies of each of the Funds. The Board also took note of the long-term relationship between FAM and the Funds and the efforts that had been undertaken by FAM to foster the growth and development of the Funds since the inception of each of the Funds. In connection with this, the Board took note of the fact that Thomas Putnam, the President of FAM and the co-manager of each of the Funds, has been advising each of the Funds since their inception, during which time the Funds have experienced consistently favorable investment results on a comparative basis and steady growth in assets. In addition, the Board compared expenses of each Fund to the expenses of its peers, noting that the expenses have generally decreased over time as assets in each Fund have grown, and noting further that the expenses for each of the Funds compare favorably with industry averages for other funds of similar size. They noted the range of investment advisory and administrative services provided by FAM and its affiliates to the Funds and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services. The Board also took note of the fact that FAM bears the entire cost associated with the Funds' participation in various "mutual fund supermarket" programs, noting that this is beneficial to the Funds because it allows them to be held by a wide array of shareholders in a convenient manner. The Board also reviewed financial information concerning FAM and its affiliates relating to the operation of the Funds, noting the overall profitability of the relationship with the Funds to FAM and the financial soundness of FAM as demonstrated by the financial information provided. The Board further reviewed FAM's brokerage practices and best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also considered information regarding the fees that FAM charges other clients for investment advisory services that are similar to the advisory services provided to the Funds and noted that the fees were comparable based on the relevant circumstances of the types of accounts involved.

In connection with the Board's consideration of the ways in which economies of scale could potentially be reflected with respect to the Agreements, the Board and FAM reached an agreement to have FAM enter into a voluntary expense limitation arrangement with the Funds pursuant to which the investment advisory fees payable to FAM by each of the Funds is reduced on assets in excess of $1 billion from the stated contractual rate of 1.00% of the average daily net assets of each respective Fund to 0.95% of the average daily net assets of those assets in each Fund in excess of $1 billion for the two year period from January 1, 2005 through December 31, 2006. This limitation on the amount of the investment advisory fees payable under the Agreements is in addition to the contractual arrangement in place with respect to each of the Funds pursuant to which FAM has previously agreed to limit the total operating expenses of each class of shares of the Funds and will be reviewed by the Board again in the future in connection with the continuation of the Agreements.

In reaching their conclusion with respect to the continuation of the Agreements, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable investment performance of the Funds, the commitment of FAM to the successful operation of the Funds, and the level of expenses of the Funds, as well as FAM's willingness to enter agreements to reduce the overall operating expenses of the Funds and the investment advisory fees payable by the Funds, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreements are fair and reasonable and the Board voted to renew the Agreements for an additional one-year period, subject to the applicable limitations on the total operating expenses of the Funds and the investment advisory fees payable by the Funds as considered and approved at the meeting.



                        BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2004, the Board met five times.

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:



                                Position(s) Held        Principal                                 Number of             Other
Name,                             With Fund and         Occupation(s)                         Portfolios in Fund    Directorships
Address, and                     Length of Time         During Past                           Complex* Overseen         Held by
Age                                  Served             5 Years                                   By Trustee           Trustee

INDEPENDENT TRUSTEES**

Fred "Chico" Lager             Trustee since 1996       Business Consultant;                          2                  N/A
384 North Grand St.                                     Retired President & CEO of
Cobleskill, NY 12043                                    Ben & Jerry's Homemade, Inc.
Age:  50

C. Richard Pogue               Trustee since 2000       Retired Executive Vice President,             2                  N/A
384 North Grand St.                                     Investment Company Institute
Cobleskill, NY 12043
Age:  68

David A. Hughey                Trustee since 2000       Retired Executive Vice President &            2                  N/A
384 North Grand St.            and Chairman since       Chief Administrative Officer,
Cobleskill, NY 12043             November 2004          Morgan Stanley Investment Advisors
Age:  73

John McCormack                 Trustee since 2004       Retired Group President,                      2                  N/A
384 North Grand St.                                     TIAA-Cref Enterprises
Cobleskill, NY 12043
Age:  60

Barbara Weidlich               Trustee since 2004       President, National Investment                2                  N/A
384 North Grand St.                                     Company Service Association
Cobleskill, NY 12043                                    Managing Director-DEXIA BIL Fund
Age:  61                                                Services, Dublin, Ireland






                                Position(s) Held        Principal                                 Number of             Other
Name,                             With Fund and         Occupation(s)                         Portfolios in Fund    Directorships
Address, and                     Length of Time         During Past                           Complex* Overseen         Held by
Age                                  Served             5 Years                                   By Trustee           Trustee

INTERESTED
TRUSTEES &
OFFICER***

Thomas O. Putnam****                President           Chairman,                                     2                  N/A
384 North Grand St.                Since 1986;          Fenimore Asset Management
Cobleskill, NY 12043              Chairman from
Age:  60                       1986-November 2004

Joseph A. Bucci+                  Secretary and         Controller,                                   N/A                N/A
384 North Grand St.              Treasurer since        Fenimore Asset Management
Cobleskill, NY  12043                 2000
Age:  51

Charles Richter, Esq.           Chief Compliance        Prior to October, 2004, Chief Operating       N/A                N/A
384 North Grand St.                 Officer             Officer and Chief Compliance Officer,
Cobleskill, NY 12043              Since 2005            Manarin Securities Corporation and
Age:  48                                                Chief Compliance Officer, Manarin
                                                        Investment Counsel, Omaha, NE


* "Fund Complex" includes the two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

** The "Independent Trustees" are those Trustees that are not considered "interested persons" of the Trust, as that term is defined in the 1940 Act.

*** Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust's investment adviser, is considered an "interested person" of the Trust.

**** Mr. Putnam was Chairman of the Board through October 2004.

+ Mr. Bucci resigned as a Trustee in order that Independent Trustees constitute at least 75% of the Board.

The Trustees have established an Audit Committee and a Nominating and Corporate Governance Committee. The Audit Committee, which is composed of at least three of the Trust's Independent Trustees, is composed of Messrs. Lager, Pogue, Hughey, McCormack and Ms. Weidlich. The Audit Committee: (i) selects the Trust's independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent registered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2004, the Audit Committee met twice.

The Nominating and Corporate Governance Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate's qualifications for Board membership and his or her independence from the Trust's investment manager and other principal service providers;
(iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board; (v) oversees the Trust's policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust's shareholders. The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs. Lager, Pogue, Hughey, McCormack and Ms. Weidlich. For the year ended December 31, 2004, the Nominating and Corporate Governance Committee met four times.

For the fiscal year ended December 31, 2004, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:



                                                                                         Aggregate Dollar Range of
                                                                                         Equity Securities in All Funds
                                                             Dollar Range of Equity      Overseen by Trustee in Family
Name of Trustee               Fund Name                      Securities in the Fund      of Investment Companies

INDEPENDENT TRUSTEES

Fred "Chico" Lager            FAM Value Fund                 Over $100,000               Over $100,000
                              FAM Equity-Income Fund         Over $100,000

C. Richard Pogue              FAM Value Fund                 Over $100,000               Over $100,000
                              FAM Equity-Income Fund         $50,001-$100,000

David A. Hughey               FAM Value Fund                 $10,001-50,000              $50,001-100,000
                              FAM Equity-Income Fund         $10,001-50,000

John J. McCormack             FAM Value Fund                 $1-10,000                   $1-10,000
                              FAM Equity-Income Fund         $1-10,000

Barbara V. Weidlich           FAM Value Fund                 $1-10,000                   $1-10,000
                              FAM Equity-Income Fund         $1-10,000

INTERESTED TRUSTEES

Thomas O. Putnam              FAM Value Fund                 Over $100,000               Over $100,000
                              FAM Equity-Income Fund         Over $100,000


Officers and Trustees of the Funds own less than 1% of each Fund's shares outstanding.

Trustees of the Funds not employed by Fenimore receive from the Funds a fee of $1,000 for each Board of Trustees meeting, $8,000 annual retainer, $500 for each committee meeting, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The $8,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2004, the Trustees received the following compensation from the Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds' investment advisor:



                                                                                                      Total Compensation from
                         Aggregate Compensation from                                                    Registrant and Fund
                           the Funds Accrued as Part         Pension or        Est. Annual Benefits      Complex (2 Funds)
                               of Fund Expenses         Retirement Benefits      upon Retirement         Paid to Trustees

Thomas O. Putnam                       $0                        $0                     $0                         $0
Joseph J. Bulmer*                  $3,500                        $0                     $0                     $3,500
Fred "Chico" Lager                $15,750                        $0                     $0                    $15,750
C. Richard Pogue                  $14,500                        $0                     $0                    $14,500
David A. Hughey                   $18,250                        $0                     $0                    $18,250
John J. McCormack                 $13,500                        $0                     $0                    $13,500
Barbara V. Weidlich               $13,500                        $0                     $0                    $13,500


* Mr. Bulmer resigned his position as Trustee as of March 12, 2004 and Mr. McCormack and Ms. Weidlich joined the Board as of that date.



                                 PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust's portfolios to Fenimore in its capacity as investment advisor. Fenimore has adopted Proxy Voting Policies and procedures ("Proxy Voting Policies") which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust's shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor's fiduciary duties under federal and state law to act in the best interest of its clients. The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the "Proxy Voting Committee") as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve-month period ended June 30th is filed with the SEC on Form N-PX. This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds' website at http://www.famfunds.com, and
(3) on the SEC's website at http://www.sec.gov.



                CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of April 29, 2005, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding Advisor Class shares of the Funds, as indicated:

                              NAME AND ADDRESS                      PERCENT OF
NAME OF FUND                  OF BENEFICIAL OWNER                     CLASS
------------------------------------------------------------------------------

FAM Value Fund                Pershing*                               80.80%
                              One Pershing Plaza
                              Jersey City, NJ  07339

                              US Bancorp Piper Jaffray                15.41%
                              800 Nicollet Mall
                              Minneapolis, MN  55402


FAM Equity-Income Fund        Pershing*                               84.72%
                              One Pershing Plaza
                              Jersey City, NJ  07339

                              US Bancorp Piper Jaffray                 9.39%
                              800 Nicollet Mall
                              Minneapolis, MN  55402

* A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party's resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.


PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the "Distributor") serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas
O. Putnam is the majority shareholder of Fenimore Asset Management, Inc. and the sole shareholder of Fenimore Securities, Inc.

SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan for the Advisor Class shares of each Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to compensate the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Service Organizations") for providing administration, distribution or shareholder service assistance with respect to the Advisor Class and Advisor Class shareholders. Payments to such Service Organizations may be made pursuant to agreements entered into with the Distributor. Distribution and servicing costs and expenses payable under the Plan may include: (1) printing and advertising expenses; (2) payments to employees or agents of the Distributor who engage in or support distribution of each Fund's Advisor Class shares, including salary, commissions, travel and related expenses; (3) the costs of preparing, printing and distributing prospectuses and reports to prospective Advisor Class investors; (4) expenses of organizing and conducting sales seminars with respect to Advisor Class shares; (5) expenses related to selling and servicing efforts, including processing new Advisor Class account applications, transmitting customer transaction information to the Funds' shareholder servicing agent and answering questions of shareholders; (6) payments of fees to one or more broker-dealers (which may include the Distributor itself), financial institutions or other industry professionals, such as investment advisers, accountants and estate planning firms (severally, a "Service Organization"), based on the average daily value of each Fund's Advisor Class shares owned by shareholders for whom the Service Organization is the dealer of record or holder of record, or owned by shareholders with whom the Service Organization has a servicing relationship;
(7) costs and expenses incurred in implementing and operating the Plan; and
(8) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of Advisor Class shares.

The Plan authorizes the Funds to make payments to the Distributor in amounts not to exceed, on an annual basis 1.00% of the average daily net assets of the Advisor Class shares of each Fund. Of the 1.00% each Fund is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was initially approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). The Plan may be terminated with respect to the Advisor Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Advisor Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to the Advisor Class requires approval by a majority of the shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to the Advisor Class shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, with respect to the Advisor Class, the Trustees, in approving the Plan, determined that there is a reasonable likelihood that the Plan will benefit the Advisor Class Shareholders. The Board of Trustees believes that the Plan is in the best interests of the Advisor Class of the Funds since it encourages Fund growth. For the fiscal year ended December 31, 2004, FAM Value Fund paid distribution fees of $34,147, all of which was paid by the Distributor to Service Organizations having servicing arrangements in place with the Funds and FAM Equity-Income Fund paid distribution fees of $21,894, all of which was paid by the Distributor to Service Organizations having servicing arrangements in place with the Funds.

                           OTHER SERVICE PROVIDERS

CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND
ADMINISTRATIVE AGENT; TRANSFER AGENT. FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Funds. The Trust is registered as a transfer agent with the U.S. Securities and Exchange Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers
LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm.

FUND COUNSEL. Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.


INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series of shares. The Trust currently consists of the two series of shares and each series of shares consists of two separate classes, the Investor Class Shares and the Advisor Class Shares. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.


BROKERAGE ALLOCATIONS

It is Fenimore's policy to allocate brokerage business to the best advantage and benefit of the Fund's shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2004, 2003, and 2002, respectively, aggregate commissions paid totaled $194,601, $175,414, and $359,473 for FAM Value Fund. With respect to FAM Equity-Income, for the fiscal years ending December 31, 2004, 2003, and 2002, respectively, the aggregate commissions paid totaled $55,138, $37,927, and $55,943. No commissions were paid by either Fund to any affiliated parties.

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund's assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.


PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

        6
Yield = 2[(a-b+1)-1]
        --
        cd

Where:    a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).
          c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.
          d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Russell 2000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation are based. Performance information should be considered in light of each Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.



                             FINANCIAL STATEMENTS

The Financial Statements of the Advisor Class shares of each Fund are included in the 2004 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone provided on the cover of this Statement of Additional Information.

                  CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.


TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,
(2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount."


DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Tax legislation enacted in 2003 generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.


DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.


DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each Fund's portfolio securities. On a quarterly basis, the Funds disclose on the Trust's website, www.famfunds.com, each Fund's entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund's net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter's information is made publicly available. A complete list of the Funds' portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds' custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds' shareholders and the Funds' Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust's Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust's chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board's next regularly scheduled meeting. Any amendments to the Trust's policies and procedures must be approved and adopted by the Trust's Board of Trustees.

                                   APPENDIX

Bond Rating Categories as defined by Standard & Poor's (S & P) are quoted in part and inserted herein for the information of potential investors in the FAM Funds as a reference as follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or availability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligor;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

PART C

                              OTHER INFORMATION

ITEM 23.  EXHIBITS

          (a)(1)     Declaration of Trust (1)

          (b)        By-Laws (1)

          (c)        Not Applicable

          (d)(1) Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Value Fund (1)

             (2) Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Equity-Income Fund (1)

          (e)        Distribution Agreement (1)

          (f)        Not Applicable

          (g)        Custodian Agreement between Registrant and Firstar
                     Bank, N.A. (1)

          (h)(1)     Shareholder Services Agreement (1)

             (2)     Fund Accounting and Administrative Services Agreement (1)

          (i)        Not Applicable

          (j)        Consent of PricewaterhouseCoopers LLP (filed herewith)

          (k)        Not Applicable

          (l)        Not Applicable

          (m)(1)     Distribution and Service Plan (1)

          (m)(2)     Dealer Agreement (1)

          (n)        Rule 18f-3 Plan (1)

          (p)        Code of Ethics (filed herewith)

---------------
(1) Filed previously and incorporated by reference herein.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.


ITEM 25.  INDEMNIFICATION

Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fenimore Asset Management, Inc. serves as the investment adviser for the Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Fenimore Asset Management, Inc. as currently filed with the SEC which is incorporated by reference herein.


ITEM 27.  PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. serves as principal underwriter for the Registrant and is located at 384 North Grand Street, Cobleskill, New York 12043. The Registrant is the only entity for which Fenimore Securities, Inc. serves as principal underwriter.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Fenimore Asset Management, Inc., and FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043.


ITEM 29.  MANAGEMENT SERVICES

Not Applicable.


ITEM 30.  UNDERTAKINGS

None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 2nd day of May 2005.

                            FENIMORE ASSET MANAGEMENT TRUST

                            By: /s/ Thomas O. Putnam
                                    Thomas O. Putnam, President*

                            By: /s/ Patrick W.D. Turley
                                    Patrick W.D. Turley, as attorney in fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

------------------------- ------------------------------------ --------------
        SIGNATURE                        TITLE                      DATE
------------------------- ------------------------------------ --------------
------------------------- ------------------------------------ --------------
/s/ Thomas O. Putnam      President and Trustee                April 29, 2005
Thomas O. Putnam*         (Principal Executive Officer)
------------------------- ------------------------------------ --------------
------------------------- ------------------------------------ --------------
/s/ Fred Lager            Trustee                              April 29, 2005
Fred Lager**
------------------------- ------------------------------------ --------------
------------------------- ------------------------------------ --------------
/s/ David A. Hughey       Trustee and Chairman of the Board    April 29, 2005
David A. Hughey***        of Trustees
------------------------- ------------------------------------ --------------
------------------------- ------------------------------------ --------------
/s/ John McCormack        Trustee                              April 29, 2005
John McCormack****
------------------------- ------------------------------------ --------------
------------------------- ------------------------------------ --------------
/s/ C. Richard Pogue      Trustee                              April 29, 2005
C. Richard Pogue***
------------------------- ------------------------------------ --------------
------------------------- ------------------------------------ --------------
/s/ Barbara Weidlich      Trustee                              April 29, 2005
Barbara Weidlich****
------------------------- ------------------------------------ --------------
------------------------- ------------------------------------ --------------
/s/ Joseph A. Bucci       Treasurer (Principal Financial and   April 29, 2005
Joseph A. Bucci***        Accounting Officer)
------------------------- ------------------------------------ --------------


*By:     /s/ Patrick W.D. Turley
         Patrick W.D. Turley
         as attorney-in-fact

* Pursuant to power of attorney filed with Post-Effective Amendment No. 12 as filed on April 29, 1994.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 22 as filed on May 1, 1998.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 as filed on May 1, 2002.

**** Pursuant to power of attorney filed with Post-Effective Amendment
     No. 32 as filed on April 29, 2004.

                                 Exhibit List

(j) Consent of PricewaterhouseCoopers LLP

(p) Code of Ethics